Joint ventures and associates - Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	$ 3,972	$ 4,097	$ 1,783
Other comprehensive income/(loss) for the period	21	(106)	77
Comprehensive income for the period	3,993	3,991	1,860
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	1,383	2,142	1,154
Other comprehensive income/(loss) for the period	0	0	1
Comprehensive income for the period	1,383	2,142	1,155
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	2,589	1,955	629
Other comprehensive income/(loss) for the period	21	(106)	76
Comprehensive income for the period	2,610	$ 1,849	$ 705
Joint ventures | Russia
Disclosure Of Joint Ventures And Associates [Line Items]
Impairment losses	$ 1,614